Loss per share (Tables)	9 Months Ended
Sep. 30, 2023
Loss per share [Abstract]
Loss Per Share
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Loss attributable to shareholders (in $’000)	(5,649)	(441)	(24,315)	(5,870)
Weighted average number of shares in issue	52,020,849	52,020,849	52,020,849	52,020,849
Basic and diluted earnings/(loss) per share (in USD)	(0.11)	(0.01)	(0.47)	(0.11)